QUARTERLY RESULTS OF OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended					4 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 27, 2013 Successor	Jun. 28, 2013 Successor	Mar. 29, 2013 Successor	Dec. 28, 2012 Successor	Dec. 28, 2012 Successor	Dec. 27, 2013 Successor	Sep. 07, 2012 Predecessor	Jun. 29, 2012 Predecessor	Mar. 30, 2012 Predecessor	Sep. 07, 2012 Predecessor	Dec. 30, 2011 Predecessor
Interim Reporting [Line Items]
Net sales	$ 80,901	$ 390,055	$ 421,541	$ 405,706	$ 380,753	$ 323,692	$ 404,593	$ 1,598,055	$ 269,349	$ 334,821	$ 313,582	$ 917,752	$ 1,249,484
Gross profit	30,300	135,964	146,978	138,333	131,696	117,944	148,244	552,971	97,055	121,053	115,611	333,719	462,467
Net (loss) income	$ (24,714)	$ 1,174	$ (7,206)	$ 1,172	$ (1,480)	$ (3,730)	$ (28,444)	$ (6,340)	$ (3,662)	$ 9,021	$ 7,465	$ 12,824	$ 37,674